                             THE VANTAGEPOINT FUNDS

Supplement dated June 30, 2006 to the Statement of Additional Information dated
           May 1, 2006, as supplemented May 30, 2006 and May 25, 2006

     This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
                      Statement of Additional Information.

DIRECTOR INFORMATION

Effective June 30, 2006, Mr. Peter Meenan will no longer serve as a Director. This change is reflected in the Statement of Additional Information as follows:

INFORMATION ABOUT THE OFFICERS AND DIRECTORS

Effective June 30, 2006, the information in the chart in this section on page 17 regarding Mr. Peter Meenan is removed.

COMPENSATION

Under the Compensation section, which begins on page 20, add the following sentence as the last footnote to the chart found on page 21:

Effective June 30, 2006, Mr. Peter Meenan no longer serves as a Director.

OWNERSHIP OF FUND SHARES BY THE DIRECTORS

Add the following sentence as the last footnote to the chart found on page 21 under this section:

Effective June 30, 2006, Mr. Peter Meenan no longer serves as a Director.

COMMITTEES OF THE BOARD

The following sentence replaces the first sentence of the fourth paragraph of this section found on page 22:

The Investment Committee consists of Donna K. Gilding and N. Anthony Calhoun.

ADDITIONAL INFORMATION PERTAINING TO PORTFOLIO MANAGERS OF THE FUNDS

The following table replaces that found on page 52 for Westfield

Other accounts managed by portfolio manager(s):

                            REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                                 COMPANIES                     VEHICLES                  OTHER ACCOUNTS
                          -------------------------    -------------------------     ----------------------
FUND/PORTFOLIO                       TOTAL ASSETS                  TOTAL ASSETS               TOTAL ASSETS
MANAGER(S)                NUMBER     (IN MILLIONS)     NUMBER      (IN MILLIONS)     NUMBER   (IN MILLIONS)
                          ------     -------------     ------      -------------     ------   -------------
William A. Mugia            8          $2,386             1*          $17.8*           496**      $4,276**
Arthur J. Bauernfeind       8          $2,386             3*          $420.7*          496**      $4,276**
Ethan J. Meyers             8          $2,386             1*          $17.8*           496**      $4,276**
Scott R. Emerman            8          $2,386             1*          $17.8*           496**      $4,276**

* The advisory fee for these accounts is based in part on account performance.

** The advisory fee for thirteen of these accounts with total assets of $845.8 million has an advisory fee based in part on account performance.





            [End of Statement of Additional Information Supplement]